Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets And Goodwill [Abstract]
Estimated Useful Lives of Intangible Assets

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to ten years
Customer relationships	Three to five years

	Goodwill	Brand, trademarks & domain names	Customer relationships	Development costs	Total
Cost
At December 31, 2016	25,503	3,555	1,030	17,785	47,873
Additions	10,073	3,046	1,178	18,997	33,294
Transfers	-	139	-	(139)	-
Foreign exchange movements	2,873	549	176	2,294	5,892
At December 31, 2017	38,449	7,289	2,384	38,937	87,059
Additions	-	-	-	50,978	50,978
Transfers	-	-	-	166	166
Foreign exchange movements	(2,406)	(443)	(145)	(4,602)	(7,596)
At December 31, 2018	36,043	6,846	2,239	85,479	130,607
Accumulated amortization
At December 31, 2016	-	(689)	(256)	(3,985)	(4,930)
Amortization for year	-	(745)	(272)	(6,315)	(7,332)
Transfers	-	(67)	-	67	-
Foreign exchange movements	-	(103)	(37)	(616)	(756)
At December 31, 2017	-	(1,604)	(565)	(10,849)	(13,018)
Amortization for year	-	(459)	(1,057)	(14,683)	(16,199)
Transfers	-	-	-	-	-
Foreign exchange movements	-	123	96	1,736	1,955
At December 31, 2018	-	(1,940)	(1,526)	(23,796)	(27,262)
Net book value
At December 31, 2017	38,449	5,685	1,819	28,088	74,041
At December 31, 2018	36,043	4,906	713	61,683	103,345

Summary of Goodwill by Cash Generating Unit	Goodwill has been allocated to the following CGUs. For details regarding additions to goodwill refer to note 5.
	2017	2018
CGU*
Marketplace	17,916	16,368
Browns – Platform	20,533	19,675
	38,449	36,043

*	Only two of the Group’s CGUs have goodwill allocated.